Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	$ 288,344,589	$ 135,105,117
Non-current accounts receivable from related parties	80,339,778
Current accounts payable to related parties	137,867,183	152,932,289
Non-current accounts payables to related parties	2,497,660
Trade Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	288,344,589	135,105,117
Non-current accounts receivable from related parties	80,339,778
Trade Receivables [Member] | Enel Distribucion Chile S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	31,895,148	76,767,486
Non-current accounts receivable from related parties	45,932,636
Trade Receivables [Member] | Enel Distribucion Chile S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	3,471	19,880
Trade Receivables [Member] | Enel Distribucion Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	626,358	567,260
Trade Receivables [Member] | Enel Generacion Piura S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	60,670	89,545
Trade Receivables [Member] | Enel Americas S.A. [Member] | Dividends [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		193
Trade Receivables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	91,741	106,878
Trade Receivables [Member] | Enel Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	1,708,336	806,932
Trade Receivables [Member] | Enel Chile S.A. [Member] | Current Account [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	197,040,672	14,440,679
Trade Receivables [Member] | Aysen Energia S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		14,286
Trade Receivables [Member] | Aysen Transmision S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		14,286
Trade Receivables [Member] | GNL Chile S.A. [Member] | Dividends [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		788,336
Trade Receivables [Member] | GNL Chile S.A. [Member] | Anticipated Gas Purchase [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	31,025,024	14,666,414
Non-current accounts receivable from related parties	34,407,142
Trade Receivables [Member] | Luz Andes Ltda. [Member] | Tolls [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	490	3,351
Trade Receivables [Member] | Enel Generacion El Chocon S.A. [Member] | Other Services [Member] | Argentina [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	12,589	13,367
Trade Receivables [Member] | Empresa Electrica Panguipulli S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	111,101	9,094
Trade Receivables [Member] | Empresa Electrica Panguipulli S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	87,075	251,237
Trade Receivables [Member] | Enel Brasil S.A. [Member] | Other Services [Member] | Brazil [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	62,676	68,318
Trade Receivables [Member] | Enel Generacion Costanera S.A. [Member] | Other Services [Member] | Argentina [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	34,771	32,264
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	11	28,260
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	8,660
Trade Receivables [Member] | Almeyda Solar S.p.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	4,607	20,046
Trade Receivables [Member] | Almeyda Solar S.p.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	1,574	10,941
Trade Receivables [Member] | Endesa Espana S.A. [Member] | Other Services [Member] | Spain [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	12,888	13,684
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	83	169,547
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	9,550	30,087
Trade Receivables [Member] | Energía Y Servicios South America S.p.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	4,271
Trade Receivables [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		8,524
Trade Receivables [Member] | Enel S.p.A [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	183,151
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	11,929	1,240
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	6,277	27,352
Trade Receivables [Member] | Enel Generacion Peru S.A. [Member] | Other Services [Member] | Peru [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	860,498	914,115
Trade Receivables [Member] | Energia Nueva Energia Limpia Mexico Srl de Cy [Member] | Other Services [Member] | Mexico [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	72,410	35,739
Trade Receivables [Member] | Proyecto y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	60,717	29,054
Trade Receivables [Member] | Enel Green Power del Sur S.p.A [Member] | Energy Sales [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		6,323
Trade Receivables [Member] | Enel Green Power del Sur S.p.A [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	39,217	170,790
Trade Receivables [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	1,617,269	381,077
Trade Receivables [Member] | Enel Green Power Mexico [Member] | Other Services [Member] | Mexico [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		98,519
Trade Receivables [Member] | Enel Green Power Peru [Member] | Other Services [Member] | Peru [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	302,697	223,188
Trade Receivables [Member] | Enel Green Power Italia [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties		979,122
Trade Receivables [Member] | Geotermica del Norte [Member] | Energy Sales [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	2,732	56,443
Trade Receivables [Member] | Endesa Generacion S.A. [Member] | Other Services [Member] | Spain [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	45,069	41,820
Trade Receivables [Member] | Enel Produzione S.p.A. [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	13,781
Trade Receivables [Member] | Empresa De Transmision Chena S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	6	6
Trade Receivables [Member] | Enel Green Power Brasil Participações Ltda [Member] | Other Services [Member] | Brazil [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	51,895	52,215
Trade Receivables [Member] | Empresa Eléctrica De Colina Ltda, [Member] | Tolls [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	8,752	8,783
Trade Receivables [Member] | Emgesa S.A. E.S.P. [Member] | Other Services [Member] | Colombia [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	578,848	703,368
Trade Receivables [Member] | Sociedad Portuaria Central Cartagena S.A. [Member] | Other Services [Member] | Colombia [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	149,525
Trade Receivables [Member] | Enel Global Thermal Generation S.R.L. [Member] | Technical Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	273,003
Trade Receivables [Member] | Enel Global Trading S.p.A. [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	120,276	197,924
Trade Receivables [Member] | Enel Global Trading S.p.A. [Member] | Commodity Derivatives [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	2,962,387	3,671,446
Trade Receivables [Member] | Enel Global Trading S.p.A. [Member] | Sale Related LNG Boats [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	16,880,527	18,565,698
Trade Receivables [Member] | Enel Green Power Morocco, S.A.R.L.A.U. [Member] | Other Services [Member] | MOROCCO | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	94,340
Trade Receivables [Member] | Parque Amistad Ii Sa De Cv [Member] | Other Services [Member] | Mexico [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	67,854
Trade Receivables [Member] | Enel Green Power S.p.A. [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	1,131,635
Trade Receivables [Member] | Enel Italia S.R.L. [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	8,028
Accounts Payable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	137,867,183	152,932,289
Non-current accounts payables to related parties	2,497,660
Accounts Payable [Member] | Enel Distribucion Chile S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	10,013,713
Accounts Payable [Member] | Enel Distribucion Chile S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	3,281,849	634,197
Accounts Payable [Member] | Enel Distribucion Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	53,025	75,850
Accounts Payable [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	11,107	1,987
Accounts Payable [Member] | Enel Chile S.A. [Member] | Dividends [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	55,102,585	86,727,349
Accounts Payable [Member] | Enel Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	6,160,080	9,780,125
Accounts Payable [Member] | Enel Chile S.A. [Member] | Current Account [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties		2,376,570
Accounts Payable [Member] | GNL Chile S.A. [Member] | Other Services [Member] | Chile [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties		12,389
Accounts Payable [Member] | GNL Chile S.A. [Member] | Gas Purchase [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	4,980,936	5,935,652
Non-current accounts payables to related parties	2,497,660
Accounts Payable [Member] | Luz Andes Ltda. [Member] | Tolls [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties		7
Accounts Payable [Member] | Empresa Electrica Panguipulli S.A. [Member] | Energy Purchase [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	595,772	1,019,252
Accounts Payable [Member] | Enel Brasil S.A. [Member] | Other Services [Member] | Brazil [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties		74,949
Accounts Payable [Member] | Almeyda Solar S.p.A. [Member] | Energy Purchase [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	5,422	540
Accounts Payable [Member] | Parque Eolico Tal Tal S.A. [Member] | Energy Purchase [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	1,586,979	1,637,333
Accounts Payable [Member] | Energía Y Servicios South America S.p.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	75,600
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties		3,278,687
Accounts Payable [Member] | Enel Iberia SRL [Member] | Other Services [Member] | Spain [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	96,784	97,601
Accounts Payable [Member] | Enel S.p.A [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	3,791,037	1,463,990
Accounts Payable [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Purchase [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	1,483,334	1,303,508
Accounts Payable [Member] | Parque Eólico Talinay Oriente S.A. [Member] | Energy Purchase [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	128,944	103,022
Accounts Payable [Member] | Enel Green Power del Sur S.p.A [Member] | Energy Purchase [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	15,016,107	13,431,566
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	726,077	441,510
Accounts Payable [Member] | Enel Green Power Italia [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties		2,416,756
Accounts Payable [Member] | Geotermica del Norte [Member] | Energy Purchase [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	65,775	2,824
Accounts Payable [Member] | Endesa Generacion S.A. [Member] | Other Services [Member] | Spain [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	216,521	702,702
Accounts Payable [Member] | Enel Produzione S.p.A. [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	5,779,394	6,631,834
Accounts Payable [Member] | Transmisora Electrica De Quillota Ltda. [Member] | Tolls [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	13,887	13,887
Accounts Payable [Member] | Empresa De Transmision Chena S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	36,072	20,757
Accounts Payable [Member] | Enel X Chile S.p.A. [Member] | Other Services [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	386
Accounts Payable [Member] | Enel Trading Argentina S.R.L. [Member] | Other Services [Member] | Argentina [Member] | U.S. dollar
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	13,574	13,574
Accounts Payable [Member] | Cesi S.P.A [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	890,343	458,228
Accounts Payable [Member] | Tecnatom S.A. [Member] | Other Services [Member] | Spain [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	29,093	102,962
Accounts Payable [Member] | Empresa Eléctrica De Colina Ltda, [Member] | Tolls [Member] | Chile [Member] | Chilean peso
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties		64
Accounts Payable [Member] | Enel Global Thermal Generation S.R.L. [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	3,699,392	2,199,811
Accounts Payable [Member] | Enel Global Trading S.p.A. [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	3,820,754	2,123,546
Accounts Payable [Member] | Enel Global Trading S.p.A. [Member] | Commodity Derivatives [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	9,295,836	$ 9,849,260
Accounts Payable [Member] | Enel Green Power S.p.A. [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	4,727,873
Accounts Payable [Member] | Enel Italia S.R.L. [Member] | Other Services [Member] | Italy [Member] | Euros
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	$ 6,168,932